Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,233,000.00
Previously Paid Amount	0.00
Total Fee Amount	107.27
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 107.27
Narrative - Max Aggregate Offering Price	$ 1,233,000.00
Final Prospectus	true